Note 4 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Property, Plant, and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value

Balance, January 1, 2026	549,222,740	(83,309,248)	465,913,492
Depreciation for the period	-	(13,361,702)	(13,361,702)
Vessel improvements	550,598	-	550,598
Balance, June 30, 2026	549,773,338	(96,670,950)	453,102,388